Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Provisions

	As at December 31
	2019	2018
Decommissioning liability	$100	$129
Office lease provision	13	85

Total	$113	$214
Current portion	$16	$28
Long-term portion	97	186

Total	$113	$214

Summary of Changes to Decommissioning Liability
Changes to the decommissioning liability were as follows:

	Year ended December 31
	2019	2018
Balance, beginning of year	$129	$147
Net liabilities added (disposed) (1)	(6)	4
Increase (decrease) due to changes in estimates (2)	(10)	(23)
Liabilities settled	(14)	(9)
Transfers to liabilities for assets held for sale	(7)	—
Accretion charges	8	10

Balance, end of year	$100	$129

Current portion	$13	$12
Long-term portion	$87	$117

(1)	Includes additions from drilling activity, facility capital spending and disposals from net property dispositions.
(2)	In 2019 the discount rate increased from 6.5 percent to 7.0 percent.

Summary of Changes to Office Lease Provision
Changes to the office lease provision were as follows:

	Year ended December 31
	2019 (1)	2018
Balance, beginning of year ( Note 3 )	$22	$101
Net additions (dispositions)	(5)	(5)
Decrease due to changes in estimates	(3)	(1)
Settlements	(2)	(16)
Accretion charges	1	6

Balance, end of year	$13	$85

Current portion	$3	$16
Long-term portion	$10	$69

(1)	Opening balance is different than closing 2018 balance due to implementation of IFRS 16.